Accounts receivable (Details 1) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 307,710	$ 1,659,281
Addition to doubtful accounts expense	1,033,782	191,578
Deduction - collection of doubtful accounts	(106,246)	(1,536,464)
Translation adjustments	(10,882)	(6,685)
Balance at end of year	$ 1,224,364	$ 307,710